NATURE OF BUSINESS (Details)	12 Months Ended
	Dec. 31, 2020 Vessel t
NATURE OF BUSINESS [Abstract]
Total number of vessels | Vessel	25
Number of vessels ordered | Vessel	2
Number of operating vessels | Vessel	23
Number of vessels operated in spot market | Vessel	1
Nordic Freedom [Member]
Current Fleet [Abstract]
Deadweight tons	159,331
Nordic Moon [Member]
Current Fleet [Abstract]
Deadweight tons	160,305
Nordic Apollo [Member]
Current Fleet [Abstract]
Deadweight tons	159,998
Nordic Cosmos [Member]
Current Fleet [Abstract]
Deadweight tons	159,999
Nordic Grace [Member]
Current Fleet [Abstract]
Deadweight tons	149,921
Nordic Mistral [Member]
Current Fleet [Abstract]
Deadweight tons	164,236
Nordic Passat [Member]
Current Fleet [Abstract]
Deadweight tons	164,274
Nordic Vega [Member]
Current Fleet [Abstract]
Deadweight tons	163,940
Nordic Breeze [Member]
Current Fleet [Abstract]
Deadweight tons	158,597
Nordic Zenith [Member]
Current Fleet [Abstract]
Deadweight tons	158,645
Nordic Sprinter [Member]
Current Fleet [Abstract]
Deadweight tons	159,089
Nordic Skier [Member]
Current Fleet [Abstract]
Deadweight tons	159,089
Nordic Light [Member]
Current Fleet [Abstract]
Deadweight tons	158,475
Nordic Cross [Member]
Current Fleet [Abstract]
Deadweight tons	158,475
Nordic Luna [Member]
Current Fleet [Abstract]
Deadweight tons	150,037
Nordic Castor [Member]
Current Fleet [Abstract]
Deadweight tons	150,249
Nordic Sirius [Member]
Current Fleet [Abstract]
Deadweight tons	150,183
Nordic Pollux [Member]
Current Fleet [Abstract]
Deadweight tons	150,103
Nordic Star [Member]
Current Fleet [Abstract]
Deadweight tons	157,738
Nordic Space [Member]
Current Fleet [Abstract]
Deadweight tons	157,582
Nordic Tellus [Member]
Current Fleet [Abstract]
Deadweight tons	157,407
Nordic Aquarius [Member]
Current Fleet [Abstract]
Deadweight tons	157,338
Nordic Cygnus [Member]
Current Fleet [Abstract]
Deadweight tons	157,526
Newbuilding One [Member]
Current Fleet [Abstract]
Deadweight tons	156,800	[1]
Newbuilding Two [Member]
Current Fleet [Abstract]
Deadweight tons	156,800	[1]

[1]	Vessel under construction per December 31, 2020, with expected delivery in 2022